Information About Non-controlling Interests - Summary of Financial Information on Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	₩ 12,157,814	₩ 9,828,525		₩ 11,117,433	₩ 9,866,302
Non-current assets	20,316,306	20,067,196		20,135,256	20,948,278
Current liabilities	9,394,123	9,474,162		9,744,055	9,539,195
Non-current liabilities	8,421,507	7,238,205		7,318,441	8,358,443
Equity	14,658,490	13,183,354	₩ 12,916,942	₩ 14,190,193	₩ 12,916,942	₩ 12,253,627
Operating revenue	23,436,050	23,546,929	23,164,202
Profit or loss for the year	719,412	546,341	831,845
Total comprehensive income	664,784	478,053	826,175
Cash flows from operating activities	4,010,464	3,877,749	4,770,750
Cash flows from investing activities	(2,704,130)	(3,483,245)	(3,484,958)
Cash flows from financing activities	(531,675)	(1,363,499)	(943,271)
Net (decrease)/increase in cash and cash equivalents	775,240	(972,129)	340,847
Cash and cash equivalents at beginning of year	1,928,182	2,900,311	2,559,464
Exchange differences	581	(3,134)	(1,674)
Cash and cash equivalents at end of year	₩ 2,703,422	₩ 1,928,182	₩ 2,900,311
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	49.73%	49.73%	49.73%
Current assets	₩ 301,739	₩ 324,632	₩ 352,980
Non-current assets	514,263	468,261	424,968
Current liabilities	112,411	185,995	151,329
Non-current liabilities	37,430	24,555	80,123
Equity	666,161	582,343	546,496
Operating revenue	694,059	687,752	668,945
Profit or loss for the year	52,010	57,314	68,863
Total comprehensive income	47,787	55,586	68,785
Cash flows from operating activities	183,474	99,269	155,399
Cash flows from investing activities	(139,846)	(81,758)	(210,480)
Cash flows from financing activities	(77,647)
Cash flows from financing activities before dividend paid to non-controlling interests		(19,739)	(16,647)
Dividend paid to non-controlling interests	(8,279)	(9,817)	(8,279)
Net (decrease)/increase in cash and cash equivalents	(34,019)	(2,228)	₩ (71,728)
Cash and cash equivalents at beginning of year	65,747
Cash and cash equivalents at end of year	₩ 31,728	₩ 65,747
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	30.46%	30.46%	30.46%
Current assets	₩ 2,997,429	₩ 3,225,262	₩ 2,945,584
Non-current assets	724,950	823,001	705,480
Current liabilities	2,520,050	2,868,669	2,530,832
Non-current liabilities	110,486	86,369	71,571
Equity	1,091,843	1,093,225	1,048,661
Operating revenue	3,551,715	3,628,995	3,567,512
Profit or loss for the year	70,889	156,109	163,131
Total comprehensive income	116,604	141,719	178,744
Cash flows from operating activities	86,299	108,203	92,818
Cash flows from investing activities	128,538	(568,518)	(37,313)
Cash flows from financing activities	(117,561)
Cash flows from financing activities before dividend paid to non-controlling interests		(97,221)	(147,306)
Dividend paid to non-controlling interests	(35,924)	(29,490)	(44,637)
Gain or loss foreign currency translation		(184)	(178)
Net (decrease)/increase in cash and cash equivalents	97,276	(557,536)	₩ (91,801)
Cash and cash equivalents at beginning of year	177,826
Exchange differences	(13)
Cash and cash equivalents at end of year	₩ 275,089	₩ 177,826
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	55.15%	55.15%	55.15%
Current assets	₩ 84,785	₩ 73,527	₩ 69,046
Non-current assets	39,279	41,598	44,679
Current liabilities	27,187	18,450	17,910
Non-current liabilities	1,030	487	1,989
Equity	95,847	96,188	93,826
Operating revenue	65,620	69,234	81,390
Profit or loss for the year	(5,545)	2,112	202
Total comprehensive income	(5,792)	2,362	202
Cash flows from operating activities	11,603	13,895	7,271
Cash flows from investing activities	(2,580)	(17,354)	(8,191)
Net (decrease)/increase in cash and cash equivalents	9,023	(3,459)	₩ (920)
Cash and cash equivalents at beginning of year	6,626
Cash and cash equivalents at end of year	₩ 15,649	₩ 6,626
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	32.87%	32.87%	35.27%
Current assets	₩ 161,162	₩ 150,368	₩ 158,210
Non-current assets	111,546	107,872	90,992
Current liabilities	63,231	49,922	45,277
Non-current liabilities	2,812	3,021	1,664
Equity	206,665	205,297	202,261
Operating revenue	279,117	227,884	198,994
Profit or loss for the year	657	3,225	4,298
Total comprehensive income	738	3,036	1,399
Cash flows from operating activities	43,855	28,320	28,987
Cash flows from investing activities	(26,335)	(36,086)	(33,238)
Gain or loss foreign currency translation		(47)	3
Net (decrease)/increase in cash and cash equivalents	17,520	(7,766)	₩ (4,251)
Cash and cash equivalents at beginning of year	21,647
Exchange differences	19
Cash and cash equivalents at end of year	₩ 39,186	₩ 21,647
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	13.18%	13.18%	13.18%
Current assets	₩ 52,367	₩ 73,023	₩ 63,802
Non-current assets	220,125	191,330	201,751
Current liabilities	85,648	90,569	53,903
Non-current liabilities	54,666	41,064	78,441
Equity	132,178	132,720	133,209
Operating revenue	328,262	317,591	315,948
Profit or loss for the year	166	2,885	143
Total comprehensive income	(1,517)	(490)	143
Cash flows from operating activities	40,351	57,262	60,461
Cash flows from investing activities	(76,969)	(43,483)	(45,243)
Cash flows from financing activities	10,000
Net (decrease)/increase in cash and cash equivalents	(26,618)	13,779	₩ 15,218
Cash and cash equivalents at beginning of year	32,326
Cash and cash equivalents at end of year	₩ 5,708	₩ 32,326